As filed with the Securities and Exchange Commission on December 7, 2006
                                     Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2006

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
DAILY INCOME FUND                                               600 FIFTH AVENUE
(Formerly Institutional Daily Income Fund)                    NEW YORK, NY 10020
                                                                  (212) 830-5200

--------------------------------------------------------------------------------






Dear Shareholder:


We are pleased to present the semi-annual report of Daily Income Fund (the "Fund") for the period ended September 30, 2006.

The Fund's Money Market Portfolio had 676 shareholders and net assets of $877,190,049 as of September 30, 2006. The U.S. Treasury Portfolio had 197 shareholders and net assets of $845,287,116 as of September 30, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

\s\ Steven W. Duff





Steven W. Duff
President












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
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DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
    Institutional Service Shares     Beginning Account Value    Ending Account Value     Expenses Paid During the
         (Formerly Class A)                  04/01/06                 09/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,023.90                     $2.28
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,022.81                     $2.28
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        Institutional Shares         Beginning Account Value    Ending Account Value     Expenses Paid During the
 (Formerly Class B) & Pinnacle Shares        04/01/06                 09/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,025.20                     $1.02
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,024.07                     $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Portfolio
----------------------------------------------------------------------------------------------------------------------
    Institutional Service Shares     Beginning Account Value    Ending Account Value     Expenses Paid During the
         (Formerly Class A)                  04/01/06                 09/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,023.00                     $2.28
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,022.81                     $2.28
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        Institutional Shares         Beginning Account Value    Ending Account Value     Expenses Paid During the
(Formerly Class B) & Pinnacle Shares         04/01/06                 09/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,024.20                     $1.01
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,024.07                     $1.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.45%, 0.20%, and 0.20%, for the Money Market Portfolio Institutional Service, Institutional, and Pinnacle shares, respectively and 0.45%, 0.20%, and 0.20% for the U.S. Treasury Portfolio Institutional Service, Institutional, and Pinnacle shares, respectively, multiplied by the average account value over the period (April 1, 2006 through September 30, 2006), multiplied by 183/365 (to reflect the most recent fiscal half-year).










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                      Maturity    Current        Value
     Amount                                                                       Date     Coupon (a)     (Note 1)
     ------                                                                       ----     ---------       ------
Asset Back Commercial Paper (15.54%)
------------------------------------------------------------------------------------------------------------------------
$   15,000,000  ASAP Funding Limited, Inc.                                      10/20/06      5.41%    $   14,957,646
    15,000,000  Chesham Finance Limited                                         10/02/06      5.38         14,997,758
    20,000,000  Govco Incorporated                                              10/18/06      5.47         19,949,094
     7,000,000  Greyhawk Funding, LLC                                           10/24/06      5.30          6,976,454
    15,000,000  Greyhawk Funding, LLC                                           03/19/07      5.38         14,631,017
    20,000,000  Lockhart Funding, LLC                                           10/04/06      5.33         19,991,183
    20,000,000  Lockhart Funding, LLC                                           10/26/06      5.33         19,926,667
    25,000,000  Market Street Funding, LLC                                      10/27/06      5.30         24,904,938
--------------                                                                                         --------------
   137,000,000  Total Asset Back Commercial Paper                                                         136,334,757
--------------                                                                                         --------------

Domestic Certificates of Deposit (6.27%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  M&I Marshall & Ilsley Bank                                      10/10/06      5.48%    $   20,000,000
    25,000,000  Wilmington Trust Company                                        12/07/06      5.47         25,000,000
    10,000,000  Wilmington Trust Company                                        01/22/07      5.41         10,000,000
--------------                                                                                         --------------
    55,000,000  Total Domestic Certificates of Deposit                                                     55,000,000
--------------                                                                                         --------------

Eurodollar Certificate of Deposit (2.28%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Societe Generale                                                02/02/07      4.90%    $   20,000,656
--------------                                                                                         --------------
    20,000,000  Total Eurodollar Certificate of Deposit                                                    20,000,656
--------------                                                                                         --------------

Floating Rate Securities (7.41%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bank of America Federal Funds Floater (b)                       12/15/06      5.31%    $   20,000,000
    20,000,000  Bear Stearns Federal Funds Floater (c)                          01/19/07      5.46         20,000,000
    15,000,000  Merrill Lynch Floating Medium Term Note (d)                     05/14/07      5.29         15,000,000
    10,000,000  Merrill Lynch Extendible Floater (e)                            10/15/07      5.34         10,000,000
--------------                                                                                         --------------
    65,000,000  Total Floating Rate Securities                                                             65,000,000
--------------                                                                                         --------------

Foreign Commercial Paper (13.75%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Alliance & Leicester PLC                                        11/07/06      5.44%    $   29,834,579
    21,450,000  Caisse Centrale Desjardins du Quebec                            10/05/06      5.44         21,437,178
    10,000,000  Depfa Bank, PLC                                                 11/22/06      5.31          9,923,950
    20,000,000  Nationwide Building Society                                     11/01/06      5.42         19,907,861
    20,000,000  Northern Rock PLC                                               11/07/06      5.40         19,890,439
    20,000,000  Yorkshire Building Society                                      02/12/07      5.38         19,608,422
--------------                                                                                         --------------
   121,450,000  Total Foreign Commercial Paper                                                            120,602,429
--------------                                                                                         --------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity    Current        Value
     Amount                                                                       Date     Coupon (a)     (Note 1)
     ------                                                                       ----     ---------       ------
Letter of Credit Commercial Paper (4.54%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Dean Health System Incorporated
                LOC Marshall & Ilsley                                           10/05/06      5.33%    $    9,994,122
    20,000,000  ICICI Bank Ltd.
                LOC Fortis Bank S.A. / N.V.                                     11/15/06      5.14         19,871,500
    10,000,000  ICICI Bank Ltd.
                LOC Fortis Bank S.A. / N.V.                                     12/01/06      5.35          9,911,720
--------------                                                                                         --------------
    40,000,000  Total Letter of Credit Commercial Paper                                                    39,777,342
--------------                                                                                         --------------

Loan Participations (2.85%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  AXA Equitable Life Insurance Company with J.P. Morgan Chase (f) 03/21/07      5.35%    $   20,000,000
     5,000,000  Mt. Vernon Phenol (General Electric Co.) with
                J.P. Morgan Chase (f)
                Guaranteed by General Electric Company                          05/21/07      5.35          5,000,000
--------------                                                                                         --------------
    25,000,000  Total Loan Participations                                                                  25,000,000
--------------                                                                                         --------------

Medium Term Note (2.28%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Royal Bank of Canada                                            08/10/07      5.60%    $   20,000,000
--------------                                                                                         --------------
    20,000,000  Total Medium Term Note                                                                     20,000,000
--------------                                                                                         --------------

Repurchase Agreement (4.10%)
------------------------------------------------------------------------------------------------------------------------
$   36,000,000  UBS Securities, LLC, purchased on 09/29/06,
                repurchase proceeds at maturity $36,015,900 (Collateralized by
                $186,023,607, GNMA, 5.125% to
                9.500%, due 06/20/18 to 01/15/36, value $36,721,974)            10/02/06      5.30%    $   36,000,000
--------------                                                                                         --------------
    36,000,000  Total Repurchase Agreement                                                                 36,000,000
--------------                                                                                         --------------

U.S. Government Agency Medium Term Notes (6.27%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Bank                                          08/14/07      5.58%    $   10,000,000
    20,000,000  Federal Home Loan Bank                                          10/02/07      5.50         20,000,000
    20,000,000  Federal Home Loan Mortgage Corporation                          02/09/07      4.76         20,000,000
     5,000,000  Federal Home Loan Mortgage Corporation                          04/27/07      5.25          5,000,000
--------------                                                                                         --------------
    55,000,000  Total U.S. Government Agency Medium Term Note                                              55,000,000
--------------                                                                                         --------------






--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                       Maturity   Current         Value
     Amount                                                                        Date    Coupon (a)      (Note 1)
     ------                                                                        ----    ---------        ------
Variable Rate Demand Instruments (g) (10.41%)
------------------------------------------------------------------------------------------------------------------------
$    2,260,000  Atlas Metal Investment Corporation - Series 2000
                LOC Fifth Third Bank                                            10/01/20      5.37%    $    2,260,000
       445,000  Automated Packaging Systems
                LOC National City Bank                                          10/01/08      5.43            445,000
       925,000  Big Brothers Big Sisters Association of Greater Columbus -
                Series 2000
                LOC Fifth Third Bank                                            12/01/20      5.37            925,000
     2,730,000  Briarwood Investments, LLC - Series 2003
                LOC Federal Home Loan Bank of Cincinnati                        04/01/23      5.34          2,730,000
     5,255,000  Capital Markets Access Company, LLC.
                (Cape Coral Medical & Surgical Suites, LLC Project)
                LOC Suntrust Bank                                               08/01/20      5.31          5,255,000
     4,200,000  CFM International Inc. - Series 1999A (h)
                Guaranteed by General Electric Company                          01/01/10      5.33          4,200,000
     5,000,000  Cubba Capital II, LLC - Series 2006B
                LOC Charter One Bank                                            09/01/56      5.35          5,000,000
     2,025,000  D.E.D.E. Realty - Series 1998
                LOC Fifth Third Bank                                            12/01/11      5.37          2,025,000
     1,940,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank                                         10/01/26      5.42          1,940,000
       700,000  Dickinson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27      5.42            700,000
     2,300,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project) -
                Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      5.40          2,300,000
     2,745,000  Fiore Capital LLC - Series 2005A
                LOC M & I Marshall & Ilsley Bank                                08/01/45      5.32          2,745,000
       960,000  First Metropolitan Title Company Demand Notes - Series 1999
                LOC LaSalle Bank, N.A.                                          05/01/24      5.42            960,000
     1,490,000  G & J Land Management - Series 1996
                LOC Fifth Third Bank.                                           12/01/17      5.32          1,490,000
     2,660,000  Governor's Village LLC - Series 2000
                LOC Fifth Third Bank                                            03/01/20      5.37          2,660,000
     9,914,900  Herman & Kittle Capital, LLC - Series 2005 (i)
                LOC Fifth Third Bank                                            06/01/55      5.30          9,914,900
     1,970,000  HFA of Lee County, FL Multifamily Housing RB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35      5.32          1,970,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                       Maturity   Current         Value
     Amount                                                                        Date    Coupon (a)      (Note 1)
     ------                                                                        ----    ---------        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,260,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24      5.37%    $    1,260,000
     3,250,000  Kenwood Country Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                             12/01/15      5.32          3,250,000
     4,800,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                03/01/25      5.40          4,800,000
     2,700,000  Landmark Church of Christ - Series 2005
                LOC Columbus Bank & Trust Company                               04/01/20      5.33          2,700,000
     1,900,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      5.37          1,900,000
       315,000  LRV Enterprises, LLC - Series 1996
                LOC National City Bank                                          09/01/21      5.48            315,000
       900,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      5.32            900,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank                            07/01/20      5.33          3,500,000
       730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Amsouth Bank                                                06/01/10      5.33            730,000
     2,400,000  Mt. Carmel West Medical Office Building - Series 1999
                LOC National City Bank                                          08/01/19      5.38          2,400,000
     3,600,000  Parker Towing Company, Inc. - Series 2006
                LOC Amsouth Bank                                                06/01/11      5.40          3,600,000
     2,400,000  Santa Rosa Property Holdings, LLC - Series 2006
                LOC Columbus Bank & Trust Company                               08/01/31      5.37          2,400,000
     5,000,000  St. Johns County IDA TVR First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank                                           08/01/34      5.42          5,000,000
     1,520,000  Trendway Corporation
                LOC LaSalle Bank Midwest, N.A.                                  12/01/26      5.42          1,520,000
     3,872,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (i)
                LOC Wells Fargo Bank, N.A.                                      01/01/30      5.40          3,872,000


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                       Maturity   Current          Value
     Amount                                                                        Date    Coupon (a)      (Note 1)
     ------                                                                        ----    ---------        ------
Variable Rate Demand Instruments (g) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    1,915,000  Wholesome Group, LLC - Series 2005
                LOC Fifth Third Bank                                            10/01/20      5.37%    $    1,915,000
     1,620,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC M & I Marshall & Ilsley Bank                                05/01/35      5.32          1,620,000
     2,100,000  Woods Group TN, LLC - Series 2006
                LOC Amsouth Bank                                                09/01/31      5.41          2,100,000
--------------                                                                                         --------------
    91,301,900  Total Variable Rate Demand Instruments                                                     91,301,900
--------------                                                                                         --------------

Yankee Certificates of Deposit (25.99%)
------------------------------------------------------------------------------------------------------------------------
$   15,000,000  BNP Paribas                                                     02/08/07      5.42%    $   15,000,000
    25,000,000  Canadian Imperial Bank of Commerce                              11/24/06      5.07         25,000,000
    15,000,000  Canadian Imperial Bank of Commerce                              02/12/07      5.34         15,000,000
    20,000,000  Credit Industriel et Commercial                                 11/24/06      5.35         20,000,000
    30,000,000  Credit Suisse First Boston                                      11/08/06      5.38         30,000,156
    25,000,000  Deutsche Zentral-Genossenschaftsb                               11/17/06      5.38         25,000,000
    25,000,000  HSH Nordbank AG                                                 11/06/06      5.44         25,000,123
    15,000,000  Kreditbank                                                      05/22/07      5.35         15,000,000
    18,000,000  Landesbank Baden Wurtemburg                                     05/24/07      5.35         17,983,790
    25,000,000  Toronto Dominion Bank                                           02/21/07      5.62         25,000,000
    15,000,000  Westpac Banking Corp.                                           11/22/06      5.35         15,000,000
--------------                                                                                         --------------
   228,000,000  Total Yankee Certificates of Deposit                                                      227,984,069
--------------                                                                                         --------------
                Total Investments (101.69%) (cost $892,001,153+)                                          892,001,153
                Liabilities in excess of cash and other assets (-1.69%)                                   (14,811,104)
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  877,190,049
                                                                                                       ==============

                + Aggregate cost for federal income tax purposes is identical.












--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.
(b) The interest rate is adjusted daily based upon Federal Funds Target plus 0.06%.
(c) The interest rate is adjusted daily based upon Federal Funds Target plus 0.09%.
(d)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.035%.
(e)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.02%.
(f) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.
(g) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.
(h) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.
(i) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.

KEY:
    GNMA    =   Government National Mortgage Association     IDRB    =   Industrial Development Revenue Bond
    HFA     =   Housing Finance Authority                    LOC     =   Letter of Credit
    HFC     =   Housing Finance Commission                   RB      =   Revenue Bond
    IDA     =   Industrial Development Authority             TVR     =   Taxable Variable Rate


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

--------------------------------------------------------------------------------
     Securities Maturing in                 Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                    $   420,436,940               47.14%
  31 through 60 Days                       239,428,609               26.84
  61 through 90 Days                        34,911,719                3.91
  91 through 120 Days                       30,000,000                3.36
  121 through 180 Days                     114,240,095               12.81
  Over 180 Days                             52,983,790                5.94
--------------------------------------------------------------------------------
  Total                                $   892,001,153              100.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

      Face                                                                       Maturity                 Value
     Amount                                                                        Date      Yield       (Note 1)
     ------                                                                        ----      -----        ------
Repurchase Agreements (49.10%)
------------------------------------------------------------------------------------------------------------------------
$   90,000,000  Bank of America Securities, LLC, purchased on 09/29/06, repurchase proceeds at maturity $90,036,375 (Collateralized by
                $111,267,000, U.S. Treasury Note, 4.000% to 5.625%,
                due 05/15/08 to 02/15/14, value $69,865,784, U.S. Treasury TINT,
                0.00%, due 11/15/19, value $21,935,164)                         10/02/06      4.85%    $   90,000,000
   155,000,000  Bear, Stearns & Co., Inc., purchased on 09/29/06, repurchase proceeds at maturity $155,067,167 (Collateralized by
                $451,741,972, GNMA, 3.50% to 13.00%, due12/15/06 to 09/20/36,
                value $158,100,809)                                             10/02/06      5.20        155,000,000
    90,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 09/29/06, repurchase proceeds at maturity $90,037,125 (Collateralized by
                $92,185,000, U.S. Treasury Note, 4.125%, 08/15/08, value
                $91,803,737)                                                    10/02/06      4.95         90,000,000
    80,000,000  UBS Securities, LLC, purchased on 09/29/06, repurchase proceeds at maturity $80,033,333 (Collateralized by $158,050,000, TPRX,
                8.125% to 9.000%, due 11/15/18 to 05/15/21, value $81,600,258)  10/02/06      5.00         80,000,000
--------------                                                                                         --------------
   415,000,000  Total Repurchase Agreements                                                               415,000,000
--------------                                                                                         --------------

U.S. Government Obligations (50.72%)
------------------------------------------------------------------------------------------------------------------------
$  225,000,000  U.S. Treasury Bill                                              10/05/06      4.22%    $  224,894,500
    95,000,000  U.S. Treasury Bill                                              10/05/06      4.30         94,954,611
    10,000,000  U.S. Treasury Bill                                              10/05/06      4.50          9,995,000
    55,000,000  U.S. Treasury Note, 3.125%                                      05/15/07      4.94         54,407,108
    25,000,000  U.S. Treasury Note, 3.125%                                      05/15/07      5.02         24,717,638
    20,000,000  U.S. Treasury Note, 3.125%                                      05/15/07      5.06         19,768,890
--------------                                                                                         --------------
   430,000,000  Total U.S. Government Obligations                                                         428,737,747
--------------                                                                                         --------------
                Total Investments (99.82%) (cost $843,737,747+)                                           843,737,747
                Cash and other assets, net of liabilities (0.18%)                                           1,549,369
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $  845,287,116
                                                                                                       ==============

               + Aggregate cost for federal income tax purposes is identical.


KEY:
    GNMA    =   Government National Mortgage Association
    TINT    =   U.S. Treasury Interest Strip
    TPRX    =   U.S. Treasury Principal Strip



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund
U.S TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

--------------------------------------------------------------------------------------
     Securities Maturing in               Value              % of Portfolio
--------------------------------------------------------------------------------------
  Less than 31 Days                  $   744,844,111             88.28%
  31 through 60 Days                              --              0.00
  61 through 90 Days                              --              0.00
  91 through 120 Days                             --              0.00
  121 through 180 Days                            --              0.00
  Over 180 Days                           98,893,636             11.72
--------------------------------------------------------------------------------------
  Total                              $   843,737,747            100.00%
--------------------------------------------------------------------------------------
































--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                          Money Market              U.S. Treasury
                                                                            Portfolio                 Portfolio
                                                                       -----------------         ------------------
ASSETS
  Investments in securities, at amortized cost (Note 1).........       $     856,001,153         $      428,737,747
  Repurchase agreements.........................................              36,000,000                415,000,000
  Cash  ........................................................               1,014,331                  1,726,042
  Accrued interest receivable...................................               4,689,214                  1,296,367
  Prepaid expenses..............................................                  23,876                     26,443
  Other receivables.............................................                   2,464                   -0-
                                                                       -----------------         ------------------
         Total assets...........................................             897,731,038                846,786,599
                                                                       -----------------         ------------------

LIABILITIES
  Payable to affiliates*........................................                  24,468                     22,568
  Payable for securities purchased..............................              20,000,000                   -0-
  Accrued expenses..............................................                 152,465                    143,977
  Dividends payable.............................................                 364,056                  1,332,938
                                                                       -----------------         ------------------
         Total liabilities......................................              20,540,989                  1,499,483
                                                                       -----------------         ------------------
  Net assets....................................................       $     877,190,049         $      845,287,116
                                                                       =================         ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3).......       $     877,190,266         $      845,287,116
  Accumulated net realized loss.................................                    (217)                  -0-
                                                                       -----------------         ------------------
  Net assets....................................................       $     877,190,049         $      845,287,116
                                                                       =================         ==================

Net asset value, per share (Note 3):
Money Market Portfolio:
  Institutional Service (Formerly Class A) shares,
    ($227,151,441 applicable to 227,151,497 shares outstanding)                                           $    1.00
                                                                                                          =========
  Institutional (Formerly Class B) shares,
    ($498,138,583 applicable to 498,138,706 shares outstanding)                                           $    1.00
                                                                                                          =========
  Pinnacle shares,
    ($151,900,025 applicable to 151,900,063 shares outstanding)                                           $    1.00
                                                                                                          =========
U.S. Treasury Portfolio:
  Institutional Service (Formerly Class A) shares,
    ($193,336,296 applicable to 193,336,296 shares outstanding)                                           $    1.00
                                                                                                          =========
  Institutional (Formerly Class B) shares,
    ($620,625,126 applicable to 620,625,126 shares outstanding)                                           $    1.00
                                                                                                          =========
  Pinnacle shares,
    ($31,325,694 applicable to 31,325,694 shares outstanding)                                             $    1.00
                                                                                                          =========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                     Money Market              U.S. Treasury
                                                                       Portfolio                 Portfolio
                                                                   -----------------         -----------------
INVESTMENT INCOME
Income:
    Interest...................................................    $      20,569,478         $      22,762,585
                                                                   -----------------         -----------------

Expenses: (Note 2)
    Investment management fee..................................              476,673                   550,232
    Administration fee.........................................              198,614                   229,263
    Shareholder servicing fee (Institutional Service
       (Formerly Class A) shares)..............................              270,080                   291,322
    Custodian expenses.........................................               20,315                    15,988
    Shareholder servicing and related shareholder expenses+....              106,691                   100,860
    Legal, compliance and filing fees..........................              112,358                    57,470
    Audit and accounting.......................................               69,666                    48,586
    Trustees' fees and expenses................................               23,033                    21,034
    Other......................................................               10,606                    12,076
                                                                   -----------------         -----------------
       Total expenses..........................................            1,288,036                 1,326,831
       Less:  Fees waived (Note 2).............................             (219,991)                 (114,632)
              Expense paid indirectly (Note 2).................               (3,509)                   (3,824)
                                                                   -----------------         -----------------
       Net expenses............................................            1,064,536                 1,208,375
                                                                   -----------------         -----------------
Net investment income..........................................           19,504,942                21,554,210

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................              -0-                         -0-
                                                                   -----------------         -----------------
Increase in net assets from operations.........................    $      19,504,942         $      21,554,210
                                                                   =================         =================

+ Includes class specific transfer agency expenses of $21,606, $43,739 and $14,101 for Money Market Portfolio Institutional Service (Formerly Class A), Institutional (Formerly Class B) and Pinnacle Shares and $23,306, $65,649 and $2,751 for U.S. Treasury Portfolio Institutional Service (Formerly Class A), Institutional (Formerly Class B) and Pinnacle Shares, respectively.




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                Money Market Portfolio                U.S. Treasury Portfolio
                                                          ----------------------------------     ---------------------------------
                                                           Six Months Ended       Year            Six Months Ended       Year
                                                          September 30, 2005      Ended          September 30, 2005      Ended
                                                              (Unaudited)     March 31, 2005         (Unaudited)    March 31, 2005
                                                               ---------      --------------          ---------     --------------
INCREASE (DECREASE)
   IN NET ASSETS
Operations:
   Net investment income............................         $  19,504,942    $   22,046,040        $  21,554,210    $   28,863,097
   Net realized gain (loss) on investments..........               -0-              -0-                   -0-                 1,672
                                                             -------------    --------------        -------------    --------------
   Increase in net assets from operations...........            19,504,942        22,046,040           21,554,210        28,864,769
Dividends to shareholders from net investment income:
   Institutional Service (Formerly Class A) shares..            (5,110,763)       (5,513,078)          (5,270,828)       (8,591,800)
   Institutional (Formerly Class B) shares..........           (10,884,387)      (12,262,789)         (15,624,601)      (19,126,850)
   Pinnacle shares..................................            (3,509,800)       (4,270,165)            (658,781)       (1,144,447)
                                                             -------------    --------------        -------------    ---------------
    Total dividend to shareholders..................           (19,504,950)      (22,046,032)         (21,554,210)      (28,863,097)
Distributions to shareholders from realized gains on investments:
   Institutional Service (Formerly Class A) shares..               -0-              -0-                   -0-                  (180)
   Institutional (Formerly Class B) shares..........               -0-              -0-                   -0-                  (349)
   Pinnacle shares..................................               -0-              -0-                   -0-                   (22)
                                                             -------------    --------------        -------------    ---------------
    Total distributions to shareholders.............               -0-              -0-                   -0-                  (551)
Capital share transactions (Note 3):
   Institutional Service (Formerly Class A) shares..             3,101,341       104,061,556         (110,832,103)       67,546,979
   Institutional (Formerly Class B) shares..........           125,417,443       157,407,181         (209,088,901)      346,279,295
   Pinnacle shares..................................            17,217,798        19,889,808            2,820,791       (11,304,642)
                                                             -------------    --------------        -------------    --------------
    Total capital share transactions................           145,736,582       281,358,545         (317,100,213)      402,521,632
                                                             -------------    --------------        -------------    --------------
   Total increase (decrease)........................           145,736,574       281,358,553         (317,100,213)      402,522,753
Net assets:
   Beginning of period..............................           731,453,475       450,094,922        1,162,387,329       759,864,576
                                                             -------------    --------------        -------------    --------------
   End of period....................................         $ 877,190,049    $  731,453,475        $ 845,287,116    $1,162,387,329
                                                             =============    ==============        =============    ==============
Undistributed net investment income.................         $     -0-        $      8              $     -0-        $     -0-
                                                             =============    ==============        =============    ==============





--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has authorized the creation of three managed portfolios of money market instruments:
U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio (each referred to as "Portfolio"). Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. The Money Market and U.S. Treasury Portfolios each have three classes of stock authorized, Institutional Service (Formerly Class A), Institutional (Formerly Class B) and Pinnacle shares. The Institutional Service shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Institutional and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (continued)

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management Fees and Other  Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Institutional Service shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $79,228 for the Money Market Portfolio and $91,465 for the U.S Treasury Portfolio, paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for each Portfolio. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Fund. For the period ended September 30, 2006, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of each portfolio.

For the period ended September 30, 2006, the following fees were voluntarily waived by the Manager:

                                            Money Market Portfolio       U.S. Treasury Portfolio
                                            ----------------------       -----------------------
Investment management fees                      $      35,834                $      -0-
Administration fees                                   184,157                       114,632
                                                -------------                --------------
     Total                                      $     219,991                $      114,632
                                                =============                ==============

The Manager has no right to recoup prior fee waivers.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,200 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

For the period ended September 30, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

                                            Money Market Portfolio       U.S. Treasury Portfolio
                                            ----------------------       -----------------------
Custodian expenses                               $      3,509                 $      3,824
                                                 ============                 ============



3. Transactions in Shares of Beneficial Interest

At September 30, 2006, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                     -------------------------------------       --------------------------------------
                                         Six Months                                 Six Months
                                           Ended              Year Ended               Ended              Year Ended
                                     September 30, 2006     March 31, 2006       September 30, 2006     March 31, 2006
Institutional Service                ------------------     --------------       ------------------     --------------
(Formerly Class A) shares
 ------------------------
Sold................................    1,097,684,702        2,100,732,666            341,706,673        1,043,607,042
Issued on reinvestment of dividends.        5,112,335            5,277,442              2,952,488            3,409,207
Redeemed............................   (1,099,695,696)      (2,001,948,552)          (455,491,264)        (979,469,270)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............        3,101,341          104,061,556           (110,832,103)          67,546,979
                                       ==============       ==============         ==============       ==============

Institutional (Formerly Class B) shares
---------------------------------------
Sold................................    1,230,860,919        2,222,373,090            898,373,656        2,421,293,275
Issued on reinvestment of dividends.       10,903,499           12,076,068              2,921,803            3,590,453
Redeemed............................   (1,116,346,974)      (2,077,041,977)        (1,110,384,360)      (2,078,604,433)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............      125,417,443          157,407,181           (209,088,901)         346,279,295
                                       ==============       ==============         ==============       ==============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Transactions in Shares of Beneficial Interest (continued)

                                             Money Market Portfolio                      U.S. Treasury Portfolio
                                     -------------------------------------       --------------------------------------
                                         Six Months                                  Six Months
                                           Ended              Year Ended               Ended              Year Ended
Pinnacle shares                      September 30, 2006     March 31, 2006       September 30, 2006     March 31, 2006
---------------                      ------------------     --------------       ------------------     --------------
Sold................................       71,567,131          183,496,040             27,474,636           34,672,577
Issued on reinvestment of dividends.        3,531,282            4,303,379                662,485            1,151,037
Redeemed............................      (57,880,615)        (167,909,611)           (25,316,330)         (47,128,256)
                                       --------------       --------------         --------------       --------------
Net increase (decrease).............       17,217,798           19,889,808              2,820,791          (11,304,642)
                                       ==============       ==============         ==============       ==============

4. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                                              Money Market Portfolio                      U.S. Treasury Portfolio
                                       ------------------------------------       ------------------------------------
                                              2006               2005                   2006                2005
                                          ------------       ------------           ------------        ------------
Ordinary income.....................      $22,046,032        $ 5,815,811            $28,863,648         $10,218,410

At March 31 2006, the Money Market Portfolio had unused capital loss carryforwards of $217, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $151 will expire in 2012 and $66 will expire in 2014.

During the year ended March 31, 2006, the U.S. Treasury Portfolio utilized capital loss carryforwards of $1,121.

At March 31, 2006, there were $8 of distributable earnings for the Money Market Portfolio and no distributable earnings for the U.S. Treasury Portfolio.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact FASB Interpretation No. 48 will have on the Fund's financial statements.

5. Subsequent Events

Effective October 16, 2006, the Fund's name was changed to Daily Income Fund, the name of the Class A shares was changed to Institutional Service Shares and the name of the Class B shares was changed to Institutional Shares. In addition, the Municipal Portfolio was activated and the U.S. Government Portfolio was created along with additional share classes in all four portfolios. The Fund's prospectus contains a description of the Portfolios and each of the share classes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


6. Financial Highlights

                                                                                       Money Market Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
Institutional Service                          September 30, 2006   --------------------------------------------------------------
(Formerly Class A) shares                          (Unaudited)         2006         2005         2004         2003         2002
 ------------------------                           ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................        0.024           0.033        0.013        0.007        0.013        0.028
   Net realized and unrealized gain(loss)
    on investments.............................         --              --          0.000        0.000        0.000        0.000
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............        0.024           0.033        0.013        0.007        0.013        0.028
Less distributions from:
   Dividends from net investment income........       (0.024)         (0.033)      (0.013)      (0.007)      (0.013)      (0.028)
   Net realized gain(loss) on investment.......         --              --         (0.000)      (0.000)      (0.000)      (0.000)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................       (0.024)         (0.033)      (0.013)      (0.007)      (0.013)      (0.028)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.................     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return...................................        2.39%(a)        3.36%        1.34%        0.73%        1.33%        2.85%
Ratios/Supplemental Data
Net assets, end of period (000's)..............     $ 227,151       $ 224,050    $ 119,989    $  53,373    $ 114,337    $  67,459
Ratios to average net assets:
   Expenses (net of fees waived) (b)...........        0.45%(c)        0.47%        0.47%        0.47%        0.47%        0.45%
   Net investment income.......................        4.73%(c)        3.39%        1.49%        0.73%        1.32%        3.39%
   Management and administration fees waived...        0.06%(c)        0.06%        0.08%        0.06%        0.06%        0.02%
   Transfer agency fees waived.................         --             0.01%        0.02%         --           --           --
   Expenses paid indirectly....................        0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly (c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================



6. Financial Highlights (continued)

                                                                                       Money Market Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
Institutional                                  September 30, 2006   --------------------------------------------------------------
(Formerly Class B) shares                          (Unaudited)         2006         2005         2004         2003         2002
 ------------------------                           ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $  1.00         $   1.00     $   1.00     $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................        0.025            0.036        0.016       0.010        0.016        0.031
   Net realized and unrealized gain(loss)
    on investments.............................         --               --          0.000       0.000        0.000        0.000
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............        0.025           0.036         0.016       0.010        0.016       0.031
Less distributions from:
   Dividends from net investment income........       (0.025)         (0.036)       (0.016)     (0.010)      (0.016)     (0.031)
   Net realized gain(loss) on investments......         --              --          (0.000)     (0.000)      (0.000)     (0.000)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................       (0.025)         (0.036)       (0.016)     (0.010)      (0.016)     (0.031)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.................     $  1.00         $  1.00      $   1.00     $  1.00      $  1.00      $ 1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return...................................        2.52%(a)        3.63%         1.61%       1.00%        1.61%       3.12%
Ratios/Supplemental Data
Net assets, end of period (000's)..............     $ 498,139       $ 372,721    $ 215,314    $ 163,829    $ 132,837    $ 123,267
Ratios to average net assets:
   Expenses (net of fees waived) (b)...........        0.20%(c)        0.20%         0.20%       0.20%        0.20%       0.20%
   Net investment income.......................        4.98%(c)        3.66%         1.63%       0.99%        1.60%       3.15%
   Management and administration fees waived...        0.06%(c)        0.06%         0.08%       0.06%        0.06%       0.02%
   Transfer agency fees waived.................         --             0.02%         0.02%       0.02%        0.02%       0.01%
   Expenses paid indirectly....................        0.00%(c)        0.00%         0.00%       0.00%        0.00%       0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (continued)

                                                                                       Money Market Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
                                               September 30, 2006   --------------------------------------------------------------
Pinnacle shares                                    (Unaudited)         2006         2005         2004         2003         2002
---------------                                     ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........      $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income......................         0.025           0.036        0.016        0.010        0.016        0.031
   Net realized and unrealized gain(loss)
    on investments............................          --              --          0.000        0.000        0.000        0.000
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations...........         0.025           0.036        0.016        0.010        0.016        0.031
Less distributions from:
   Dividends from net investment income.......        (0.025)         (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
   Net realized gain(loss) on investments.....          --              --         (0.000)      (0.000)      (0.000)      (0.000)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions........................        (0.025)         (0.036)      (0.016)      (0.010)      (0.016)      (0.031)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period................      $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return..................................         2.52%(a)        3.63%        1.61%        1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of period (000's).............      $ 151,900       $ 134,682    $ 114,792    $ 122,839    $ 130,135    $ 153,182
Ratios to average net assets:
   Expenses (net of fees waived) (b)..........         0.20%(c)        0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income......................         4.98%(c)        3.66%        1.63%        0.99%        1.60%        3.15%
   Management and administration fees waived..         0.06%(c)        0.06%        0.08%        0.06%        0.06%        0.02%
   Transfer agency fees waived................          --             0.02%        0.02%        0.02%        0.02%        0.01%
   Expenses paid indirectly...................         0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (continued)

                                                                                      U.S. Treasury Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
Institutional Service                          September 30, 2006   --------------------------------------------------------------
(Formerly Class A) shares                          (Unaudited)         2006         2005         2004         2003         2002
 ------------------------                           ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........      $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income......................         0.023           0.032        0.012        0.007        0.013        0.028
   Net realized and unrealized gain(loss)
    on investments ...........................          --             0.000        0.000        0.000         --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations...........         0.023           0.032        0.012        0.007        0.013        0.028
Less distributions from:
   Dividends from net investment income.......        (0.023)         (0.032)      (0.012)      (0.007)      (0.013)      (0.028)
   Net realized gain on investments...........          --            (0.000)      (0.000)      (0.000)        --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions........................        (0.023)         (0.032)      (0.012)      (0.007)      (0.013)      (0.028)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period................      $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return..................................         2.30%(a)        3.22%        1.19%        0.66%        1.28%        2.86%
Ratios/Supplemental Data
Net assets, end of period (000's).............      $ 193,336       $ 304,168    $ 236,621    $ 261,931    $ 276,174    $ 253,948
Ratios to average net assets:
   Expenses (net of fees waived) (b)..........         0.45%(c)        0.45%        0.45%        0.45%        0.45%        0.45%
   Net investment income......................         4.52%(c)        3.17%        1.18%        0.66%        1.28%        3.12%
   Management and administration fees waived           0.03%(c)        0.05%        0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly...................         0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


6. Financial Highlights (continued)

                                                                                      U.S. Treasury Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
Institutional                                  September 30, 2006   --------------------------------------------------------------
(Formerly Class B) shares                          (Unaudited)         2006         2005         2004         2003         2002
 ------------------------                           ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................        0.024           0.034        0.014        0.009        0.015        0.031
   Net realized and unrealized gain(loss)
    on investments ............................         --             0.000        0.000        0.000         --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............        0.024           0.034        0.014        0.009        0.015        0.031
Less distributions from:
   Dividends from net investment income........       (0.024)         (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
   Net realized gain on investments............         --            (0.000)      (0.000)      (0.000)        --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions.........................       (0.024)         (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.................     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return...................................        2.42%(a)        3.48%        1.44%        0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of period (000's)..............     $ 620,625       $ 829,714    $ 484,434    $ 466,041    $ 383,677    $ 348,701
Ratios to average net assets:
   Expenses (net of fees waived) (b)...........        0.20%(c)        0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income.......................        4.76%(c)        3.51%        1.45%        0.90%        1.51%        2.66%
   Management and administration fees waived...        0.03%(c)        0.05%        0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly....................        0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================


6. Financial Highlights (continued)


                                                                                      U.S. Treasury Portfolio
                                                                    --------------------------------------------------------------
                                                Six Months Ended                    For the Years Ended March 31,
                                               September 30, 2006   --------------------------------------------------------------
Pinnacle shares                                    (Unaudited)         2006         2005         2004         2003         2002
 --------------                                     ---------       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........      $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income......................         0.024           0.034        0.014        0.009        0.015        0.031
   Net realized and unrealized gain(loss)
    on investments ...........................          --             0.000        0.000        0.000         --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total from investment operations...........         0.024           0.034        0.014        0.009        0.015        0.031
Less distributions from:
   Dividends from net investment income.......        (0.024)         (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
   Net realized gain on investments...........          --            (0.000)      (0.000)      (0.000)        --           --
                                                    ---------       ----------   ----------   ----------   ----------   ----------
   Total Distributions........................        (0.024)         (0.034)      (0.014)      (0.009)      (0.015)      (0.031)
                                                    ---------       ----------   ----------   ----------   ----------   ----------
Net asset value, end of period................      $  1.00         $  1.00      $ 1.00       $ 1.00       $ 1.00       $  1.00
                                                    =========       ==========   ==========   ==========   ==========   ==========
Total Return..................................         2.42%(a)        3.48%       1.44%        0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of period (000's).............      $  31,326       $  28,505    $  39,809    $  29,252    $  25,526    $  17,871
Ratios to average net assets:
   Expenses (net of fees waived) (b)..........         0.20%(c)        0.20%       0.20%        0.20%        0.20%        0.20%
   Net investment income......................         4.76%(c)        3.51%       1.45%        0.90%        1.51%        2.66%
   Management and administration fees waived..         0.03%(c)        0.05%       0.03%        0.04%        0.03%        0.02%
   Expenses paid indirectly...................         0.00%(c)        0.00%       0.00%        0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2006, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Institutional Daily Income Fund - Money Market Portfolio            68%
Institutional Daily Income Fund - U.S. Treasury Portfolio          100%

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT
(Relating only to the Fund's Municipal Portfolio and U.S. Government Portfolio)


On July 20, 2006, and October 19, 2006, the Board of Trustees approved the Investment Management Contract, with respect to the Fund's Municipal Portfolio and U.S. Government Portfolio. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract, with respect to the Fund's Money Market Portfolio and U.S. Treasury Portfolio, is available in the Fund's annual report for the period ended March 31, 2006. In determining whether to approve the Investment Management Contract for the Municipal Portfolio and U.S. Government Portfolio, the Trustees considered the following information:

The nature, extent and quality of services provided by the Manager

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services provided to the Fund's other portfolios. The Board noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT
(Relating only to the Fund's Municipal Portfolio and U.S. Government Portfolio) (Continued)

The nature, extent and quality of services provided by the Manager (continued)

evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent trustees and Fund counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager with respect to other portfolios of the Fund was excellent and that the quality of services with respect to the other portfolios of the Fund is high. The Board reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that
(i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract with respect to the Fund's other portfolios; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager to the Fund's other portfolios under the Administrative Services Contract.

The performance of the Fund and the Manager.

The Board noted that performance numbers for the U.S. Government Portfolio and the Municipal Portfolio were not available as these Portfolios had yet to commence operations.

The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustee's consideration of the level of the management fees, the Board considered a number of factors. The Board compared the level of the management fee for each Portfolio against the advisory fees charged to the funds in the respective peer groups and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the respective peer groups. The peer group categories included: (i) an asset-based peer group of retail tax-exempt money market funds, as classified by Lipper, as the peer group for the Municipal Portfolio's Retail Class shares, and U.S. government money market funds, as classified by Lipper, as the peer group for the U.S. Government Portfolio's Retail Class shares ("expense group 1"); (ii) a competitors class peer group for each of the Portfolios' Retail Class shares, representing other retail tax-exempt money market funds and one institutional tax-exempt money market fund that are considered to be competitors of the Municipal Portfolio with similar distribution channels and other retail U.S. government money market funds and one institutional U.S. government money market fund that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in each Portfolio's Lipper universe regardless of asset size ("expense universe"); and (iv) with respect to the Municipal Portfolio only, other funds with similar investment objectives to the Municipal Portfolio that are advised or sub-advised by the Manager. These peer groups are referred to collectively as the "Peer Groups." The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the respective Portfolios. The Board also considered comparative total fund expenses of the Retail Class shares of the Portfolios and the respective Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Board also viewed the Peer Group fee information as a whole as useful


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT
(Relating only to the Fund's Municipal Portfolio and U.S. Government Portfolio) (Continued)

The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Board also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Board concluded that the level of each Portfolio's management fee was reasonable in light of these factors. The Board noted that because these Portfolios had yet to commence operations, there was no profitability data to discuss. The Board did, however, note their review of the Manager's profitability at the January 2006 Board meeting and the Manager provided a oral update to its profitability with respect to the Fund's other portfolios since that time. The Board noted that it had previously considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Board concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager is expected to provide and in light of the other factors described above that the Board deemed relevant. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Daily Income Fund
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020

Custodian
    The Bank of New York
    2 Hanson Place, 7th Floor,
    Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020





DIF 9/06S

       DAILY
       INCOME
       FUND
       (Formerly Institutional Daily Income Fund)
















                               Semi-Annual Report
                               September 30, 2006
                                   (Unaudited)

Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not Applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Discholsure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8: Purchase of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not Applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                        Rosanne Holtzer, Secretary

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                        Steven W. Duff, President

Date: December 7, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                        Anthony Pace, Treasurer

Date: December 7, 2006

* Print the name and title of each signing officer under his or her signature.